CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Equity Method Investee	ATM	Follow On Offering	Common Stock	Common Stock ATM	Common Stock Follow On Offering	Additional Paid-in Capital	Additional Paid-in Capital Equity Method Investee	Additional Paid-in Capital ATM	Additional Paid-in Capital Follow On Offering	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2020	$ 195,995				$ 5			$ 524,358					$ (328,368)
Beginning balance, Shares at Dec. 31, 2020					50,265,575
Issuance of common stock, net of discounts and issuance costs			$ 1,454	$ 49,744			$ 1			$ 1,454	$ 49,743
Issuance of common stock, net of discounts and issuance costs, Shares						114,914	6,596,306
Vesting of common stock from option exercises	13							13
Vesting of common stock from option exercises, Shares					3,091
Issuance of common stock from option exercises	145							145
Issuance of common stock from option exercises, Shares					59,465
Issuance of common stock pursuant to employee stock purchase plan	826							826
Issuance of common stock pursuant to employee stock purchase plan, Shares					110,923
Stock-based compensation	17,245							17,245
Other comprehensive gain (loss)	(7)											$ (7)
Net income (loss)	(95,764)												(95,764)
Ending balance at Dec. 31, 2021	169,651				$ 6			593,784				(7)	(424,132)
Ending balance, Shares at Dec. 31, 2021					57,150,274
Issuance of common stock from option exercises	1							1
Issuance of common stock from option exercises, Shares					293
Issuance of common stock pursuant to employee stock purchase plan	439							439
Issuance of common stock pursuant to employee stock purchase plan, Shares					147,871
Issuance of common stock from RSU vesting					87,140
Stock-based compensation	4,051							4,051
Other comprehensive gain (loss)	7											7
Net income (loss)	92,105												92,105
Ending balance at Mar. 31, 2022	266,254				$ 6			598,275					(332,027)
Ending balance, Shares at Mar. 31, 2022					57,385,578
Beginning balance at Dec. 31, 2021	169,651				$ 6			593,784				(7)	(424,132)
Beginning balance, Shares at Dec. 31, 2021					57,150,274
Other comprehensive gain (loss)	(450)
Net income (loss)	29,290
Ending balance at Sep. 30, 2022	209,061				$ 6			604,354				(457)	(394,842)
Ending balance, Shares at Sep. 30, 2022					57,480,610
Beginning balance at Dec. 31, 2021	169,651				$ 6			593,784				(7)	(424,132)
Beginning balance, Shares at Dec. 31, 2021					57,150,274
Issuance of common stock, net of discounts and issuance costs, Shares			0
Issuance of common stock from option exercises	1							1
Issuance of common stock from option exercises, Shares					293
Issuance of common stock pursuant to employee stock purchase plan	595							595
Issuance of common stock pursuant to employee stock purchase plan, Shares					226,453
Issuance of common stock from RSU vesting					106,890
Stock-based compensation	13,054	$ 79						13,054
Other comprehensive gain (loss)	(397)											(397)
Net income (loss)	(5,005)												(5,005)
Ending balance at Dec. 31, 2022	177,978				$ 6			607,513				(404)	(429,137)
Ending balance, Shares at Dec. 31, 2022					57,483,910
Beginning balance at Mar. 31, 2022	266,254				$ 6			598,275					(332,027)
Beginning balance, Shares at Mar. 31, 2022					57,385,578
Stock-based compensation	3,143	21						3,143	$ 21
Other comprehensive gain (loss)	(41)											(41)
Net income (loss)	(29,089)												(29,089)
Ending balance at Jun. 30, 2022	240,288							601,439				(41)	(361,116)
Ending balance, Shares at Jun. 30, 2022					57,385,578
Issuance of common stock pursuant to employee stock purchase plan	124							124
Issuance of common stock pursuant to employee stock purchase plan, Shares					78,582
Issuance of common stock from RSU vesting					16,450
Stock-based compensation	2,771	20						2,771	20
Other comprehensive gain (loss)	(416)											(416)
Net income (loss)	(33,726)												(33,726)
Ending balance at Sep. 30, 2022	209,061				$ 6			604,354				(457)	(394,842)
Ending balance, Shares at Sep. 30, 2022					57,480,610
Beginning balance at Dec. 31, 2022	177,978				$ 6			607,513				(404)	(429,137)
Beginning balance, Shares at Dec. 31, 2022					57,483,910
Issuance of common stock pursuant to employee stock purchase plan	150							150
Issuance of common stock pursuant to employee stock purchase plan, Shares					116,332
Issuance of common stock from RSU vesting					194,525
Stock-based compensation	2,369	24						2,369	24
Other comprehensive gain (loss)	222											222
Net income (loss)	(28,844)												(28,844)
Ending balance at Mar. 31, 2023	151,899				$ 6			610,056				(182)	(457,981)
Ending balance, Shares at Mar. 31, 2023					57,794,767
Beginning balance at Dec. 31, 2022	177,978				$ 6			607,513				(404)	(429,137)
Beginning balance, Shares at Dec. 31, 2022					57,483,910
Issuance of common stock, net of discounts and issuance costs, Shares			0
Other comprehensive gain (loss)	368
Net income (loss)	(96,842)
Ending balance at Sep. 30, 2023	88,211				$ 6			614,220				(36)	(525,979)
Ending balance, Shares at Sep. 30, 2023					57,902,210
Beginning balance at Mar. 31, 2023	151,899				$ 6			610,056				(182)	(457,981)
Beginning balance, Shares at Mar. 31, 2023					57,794,767
Issuance of common stock from option exercises	2							2
Issuance of common stock from option exercises, Shares					3,366
Stock-based compensation	2,402	22						2,402	22
Other comprehensive gain (loss)	94											94
Net income (loss)	(35,044)												(35,044)
Ending balance at Jun. 30, 2023	119,375				$ 6			612,482				(88)	(493,025)
Ending balance, Shares at Jun. 30, 2023					57,798,133
Issuance of common stock pursuant to employee stock purchase plan	18							18
Issuance of common stock pursuant to employee stock purchase plan, Shares					17,485
Issuance of common stock from RSU vesting					86,592
Stock-based compensation	1,706	$ 14						1,706	$ 14
Other comprehensive gain (loss)	52											52
Net income (loss)	(32,954)												(32,954)
Ending balance at Sep. 30, 2023	$ 88,211				$ 6			$ 614,220				$ (36)	$ (525,979)
Ending balance, Shares at Sep. 30, 2023					57,902,210